Related Party Transactions (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Related party transactions [abstract]
Basic compensation and bonuses	¥ 1,879	¥ 1,839	¥ 1,640
Share-based compensation (expensed amount)	2,466	2,749	2,403
Other	147	85	43
Total	¥ 4,491	¥ 4,673	¥ 4,085